Condensed Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended			82 Months Ended	91 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (4,221,184)	$ (3,630,398)	$ (6,150,142)	$ (2,626,205)	$ (3,059,730)	$ (20,861,288)	$ (25,082,472)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	13,712	2,725	3,633	3,397	2,075	9,105	22,817
Interest accrued on promissory note	1,264	(1,264)	(1,264)			(1,264)	0
Change in fair value of warrant liability	(1,517,583)	(311,324)	1,018,238			2,287,238	769,655
Stock-based compensation	958,121	541,675	745,697	308,303	513,357	6,967,716	7,925,487
Common stock issued for services	0	0	62,156			98,703	98,703
Common stock issued for research and development	0	0			489,000	1,335,760	1,335,760
Changes in assets and liabilities:
Other assets	(240,585)	(91,632)	(3,256)	(24,951)	(5,440)	(63,288)	(303,873)
Accounts payable	77,636	104,148	(54,886)	92,652	102,753	170,715	248,701
Accrued liabilities	329,557	73,928	126,264	95,023	12,538	276,384	605,941
Net cash used in operating activities	(4,599,062)	(3,312,142)	(4,253,560)	(2,151,781)	(1,945,447)	(9,780,219)	(14,379,281)
Cash flows from investing activities:
Sale (purchase) of short-term investments, net			1,075,903	1,924,097	(3,000,000)
Purchase of property and equipment	(65,108)	0	(10,572)	(813)	(10,087)	(61,472)	(126,580)
Cash paid for sale of Optical Molecular Imaging, Inc.	0	0				(25,000)	(25,000)
Net cash provided by (used in) investing activities	(65,108)	0	1,065,331	1,923,284	(3,010,087)	(86,472)	(151,580)
Cash flows from financing activities:
Exercise of stock options	382,680	0	26,500	11,812		41,834	424,514
Exercise of warrants	0	0		462,748		462,748	462,748
Payments on promissory note receivable	53,018	0					53,018
Proceeds from issuance of common stock and warrants under private placements, net of offering costs	7,460,129	4,370,994	4,370,994			10,777,480	18,237,609
Proceeds from issuance of preferred stock and warrants, net of offering costs	0	3,779,158	3,779,158			3,779,158	3,779,158
Proceeds from issuance of common stock	0	0				125,247	125,247
Net cash provided by financing activities	7,895,827	8,150,152	8,176,652	474,560		15,186,467	23,082,294
Increase (decrease) in cash and cash equivalents	3,231,657	4,838,010	4,988,423	246,063	(4,955,534)	5,319,776	8,551,433
Cash and cash equivalents, beginning of period	5,319,776	331,353	331,353	85,290	5,040,824
Cash and cash equivalents, end of period	8,551,433		5,319,776	331,353	85,290	5,319,776	8,551,433
Cash and cash equivalents, beginning of period	5,319,776	1,407,256	1,407,256			0	0
Cash and cash equivalents, end of period	8,551,433	6,245,266	5,319,776	1,407,256		5,319,776	8,551,433
Supplemental cash flows disclosures:
Interest expense paid	0	0					0
Income taxes paid	0	0					0
Supplemental non-cash financing disclosures:
Exercise of warrants in exchange for promissory note	0	3,350,000	0				3,350,000
Redemption of preferred stock for repayment of promissory note	0	3,350,000	3,307,500				3,350,000
Deemed dividend on redemption of preferred stock	$ 0	$ 954,750	$ 2,092,500			$ 2,092,500	$ 2,092,500